Mineral Property Interests (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance at beginning	$ 39,072	$ 37,258
Additions	960	1,392
Impairment of mineral property interests (note 7 (a))	(337)	0
Change in estimate of provision for site reclamation and closure	203	190
Currency translation adjustment	(184)	232
Balance at ending	39,714	39,072
Nunavut exploration projects
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance at beginning	18,871	18,681
Additions	11	0
Impairment of mineral property interests (note 7 (a))	0	0
Change in estimate of provision for site reclamation and closure	203	190
Currency translation adjustment	0	0
Balance at ending	19,085	18,871
Homestake Ridge mining property
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance at beginning	16,060	16,060
Additions	0	0
Impairment of mineral property interests (note 7 (a))	0	0
Change in estimate of provision for site reclamation and closure	0	0
Currency translation adjustment	0	0
Balance at ending	16,060	16,060
Peruvian exploration projects
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance at beginning	4,141	2,517
Additions	949	1,392
Impairment of mineral property interests (note 7 (a))	(337)	0
Change in estimate of provision for site reclamation and closure	0	0
Currency translation adjustment	(184)	232
Balance at ending	$ 4,569	$ 4,141